NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as at December 31, 2025 and 2024 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2025, 2024 and 2023 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2025
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,456	$21,348	$2,621	$16,896	$4,706	$167	$142	$61	$(330)	$3,709
Infrastructure services	2,225	13,713	1,179	11,213	3,153	(304)	193	(280)	(124)	2,213
Industrials	7,858	21,625	3,590	21,703	14,682	661	328	479	(3,278)	3,090
Total	$13,539	$56,686	$7,390	$49,812	$22,541	$524	$663	$260	$(3,732)	$9,012

	Year ended December 31, 2024
	Total							Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$3,876	$24,038	$4,050	$18,496	$6,545	$(763)	$(213)	$(631)	$(422)	$3,651
Infrastructure services	3,511	13,482	3,630	9,469	3,742	(325)	(138)	(211)	(3)	2,465
Industrials	6,106	19,664	3,258	15,529	14,405	1,552	(527)	1,180	(19)	4,943
Total	$13,493	$57,184	$10,938	$43,494	$24,692	$464	$(878)	$338	$(444)	$11,059

	Year ended December 31, 2023
	Total			Profit/(loss) allocated to others with non-controlling interests	Distributions to others with non-controlling interests	Equity allocated to others with non-controlling interests
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$29,225	$611	$25	$333	$(1,853)	$5,148
Infrastructure services	7,448	3,618	(4)	1,995	(1,839)	2,773
Industrials	14,801	(8)	214	8	(41)	4,137
Total	$51,474	$4,221	$235	$2,336	$(3,733)	$12,058
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$3,709	$3,651
Infrastructure services	2,213	2,465
Industrials	3,090	4,943
Total non-controlling interests in material non-wholly owned subsidiaries	$9,012	$11,059
Total individually immaterial non-controlling interests balance	108	392
Total non-controlling interests	$9,120	$11,451